SCHEDULE OF INVESTMENTS
Thornburg Limited Term Income Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Preferred Stock — 0.3%
	Diversified Financials — 0.3%
	Capital Markets — 0.3%
[a,b]	Gabelli Dividend & Income Trust Series J, 1.70%, 3/26/2028	1,162	$ 29,012,816
			29,012,816
	Total Preferred Stock (Cost $29,019,196)		29,012,816
	Asset Backed Securities — 21.6%
	Auto Receivables — 2.3%
	ACC Auto Trust,
[c]	Series 2021-A Class A, 1.08% due 4/15/2027	$ 9,105,811	8,919,095
[c]	Series 2022-A Class A, 4.58% due 7/15/2026	13,415,241	13,292,073
	ACC Trust,
[c]	Series 2021-1 Class A, 0.74% due 11/20/2023	584,756	583,930
[c]	Series 2022-1 Class A, 1.19% due 9/20/2024	9,113,716	8,983,464
[c]	ACM Auto Trust, Series 2022-1A Class A, 3.23% due 4/20/2029	12,551,843	12,509,364
	American Credit Acceptance Receivables Trust,
[c]	Series 2020-2 Class C, 3.88% due 4/13/2026	10,453,959	10,445,610
[c]	Series 2020-2 Class D, 5.65% due 5/13/2026	4,250,000	4,279,137
	Arivo Acceptance Auto Loan Receivables Trust,
[c]	Series 2019-1 Class A, 2.99% due 7/15/2024	333,026	332,971
[c]	Series 2019-1 Class B, 3.37% due 6/15/2025	3,547,000	3,522,033
[c]	Series 2021-1A Class A, 1.19% due 1/15/2027	4,716,340	4,640,929
[c]	CarNow Auto Receivables Trust, Series 2021-2A Class A, 0.73% due 9/15/2023	3,372,484	3,362,820
[c]	Carvana Auto Receivables Trust, Series 2019-1A Class D, 3.88% due 10/15/2024	7,997,004	8,000,084
[c]	Credito Real USA Auto Receivables Trust, Series 2021-1A Class A, 1.35% due 2/16/2027	5,056,498	4,928,650
	Drive Auto Receivables Trust, Series 2019-1 Class D, 4.09% due 6/15/2026	8,777,462	8,773,142
[c]	DT Auto Owner Trust, Series 2019-4A Class D, 2.85% due 7/15/2025	7,500,000	7,387,797
[c]	Exeter Automobile Receivables Trust, Series 2019-3A Class D, 3.11% due 8/15/2025	2,000,000	1,985,790
	FHF Trust,
[c]	Series 2020-1A Class A, 2.59% due 12/15/2023	2,032,943	2,031,386
[c]	Series 2021-1A Class A, 1.27% due 3/15/2027	13,233,216	12,666,248
[c]	Series 2021-2A Class A, 0.83% due 12/15/2026	10,552,337	10,072,564
[c]	Flagship Credit Auto Trust, Series 2019-2 Class D, 3.53% due 5/15/2025	3,500,000	3,465,941
[c]	GLS Auto Receivables Issuer Trust, Series 2020-3A Class B, 1.38% due 8/15/2024	932,230	931,622
	Lendbuzz Securitization Trust,
[c]	Series 2021-1A Class A, 1.46% due 6/15/2026	22,374,138	21,542,369
[c]	Series 2022-1A Class A, 4.22% due 5/17/2027	14,092,301	13,841,444
[c]	Octane Receivables Trust, Series 2020-1A Class A, 1.71% due 2/20/2025	4,475,715	4,432,163
[c,d]	Oscar US Funding Trust IX LLC, Series 2018-2A Class A4, 3.63% due 9/10/2025	772,023	772,067
[c,d]	Oscar US Funding XI LLC, Series 2019-2A Class A3, 2.59% due 9/11/2023	1,485,792	1,485,589
[c,d]	Oscar US Funding XII LLC, Series 2021-1A Class A3, 0.70% due 4/10/2025	18,000,000	17,348,064
[c]	US Auto Funding, Series 2021-1A Class A, 0.79% due 7/15/2024	6,855,165	6,783,031
[c]	Veros Auto Receivables Trust, Series 2021-1 Class A, 0.92% due 10/15/2026	5,712,779	5,589,729
			202,909,106
	Credit Card — 1.6%
[c]	Avant Credit Card Master Trust, Series 2021-1A Class A, 1.37% due 4/15/2027	11,900,000	10,869,228
[c]	Brex Commercial Charge Card Master Trust, Series 2021-1 Class A, 2.09% due 7/15/2024	3,400,000	3,334,434
[c]	Continental Credit Card LLC, Series 2019-1A Class A, 3.83% due 8/15/2026	12,894,252	12,783,770
[c]	Continental Finance Credit Card ABS Master Trust, Series 2020-1A Class A, 2.24% due 12/15/2028	17,500,000	16,507,890
[c]	Genesis Sales Finance Master Trust, Series 2020-AA Class A, 1.65% due 9/22/2025	15,000,000	14,757,889
	Mercury Financial Credit Card Master Trust,
[c]	Series 2021-1A Class A, 1.54% due 3/20/2026	31,450,000	29,923,153
[c]	Series 2022-1A Class A, 2.50% due 9/21/2026	32,350,000	30,640,574
[c]	Mission Lane Credit Card Master Trust, Series 2021-A Class A, 1.59% due 9/15/2026	21,455,000	20,661,794
			139,478,732
	Other Asset Backed — 14.4%
	Affirm Asset Securitization Trust,
[c]	Series 2020-Z1 Class A, 3.46% due 10/15/2024	2,410,070	2,404,977
[c]	Series 2022-1A Class A, 0.88% due 8/15/2025	14,500,000	14,317,274
[c]	Amur Equipment Finance Receivables VII LLC, Series 2019-1A Class A2, 2.63% due 6/20/2024	1,338,154	1,336,146

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[c]	Amur Equipment Finance Receivables VIII LLC, Series 2020-1A Class A2, 1.68% due 8/20/2025	$ 4,512,601	$ 4,481,935
[c]	Amur Equipment Finance Receivables X LLC, Series 2022-1A Class A2, 1.64% due 10/20/2027	37,500,000	36,086,303
	Appalachian Consumer Rate Relief Funding LLC, Series 2013-1 Class A1, 2.008% due 2/1/2024	1,611,114	1,605,756
	Aqua Finance Trust,
[c]	Series 2017-A Class A, 3.72% due 11/15/2035	850,794	840,704
[c]	Series 2019-A Class A, 3.14% due 7/16/2040	5,153,742	4,988,455
[c]	Series 2020-AA Class A, 1.90% due 7/17/2046	25,138,026	24,067,471
[c]	Series 2020-AA Class C, 3.97% due 7/17/2046	6,300,000	5,848,772
[c]	Series 2021-A Class A, 1.54% due 7/17/2046	16,304,418	15,057,480
[b,c,d]	Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL1 Class A, 2.229% (SOFR30A + 1.45%) due 1/15/2037	37,350,000	36,414,812
[c]	Bankers Healthcare Group Securitization Trust, Series 2020-A Class A, 2.56% due 9/17/2031	2,765,287	2,733,487
	BHG Securitization Trust,
[c]	Series 2021-A Class A, 1.42% due 11/17/2033	20,866,007	19,956,028
[c]	Series 2021-B Class A, 0.90% due 10/17/2034	11,008,334	10,456,411
[c]	Series 2022-A Class A, 1.71% due 2/20/2035	33,998,282	32,445,652
[c]	BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A Class A, 2.94% due 5/25/2029	1,317,839	1,282,130
[c]	CFG Investments Ltd., Series 2021-1 Class A, 4.70% due 5/20/2032	6,000,000	5,816,248
[c]	CFMT Issuer Trust, Series 2021-GRN1 Class A, 1.10% due 3/20/2041	7,290,674	6,914,815
[c]	Conn’s Receivables Funding LLC, Series 2021-A Class A, 1.05% due 5/15/2026	6,257,155	6,146,524
[c,e]	CP EF Asset Securitization I LLC, Series 2022-1A Class A, 5.96% due 4/15/2030	15,000,000	14,998,859
[c]	Crossroads Asset Trust, Series 2021-A Class A2, 0.82% due 3/20/2024	2,923,547	2,889,242
[c]	Dell Equipment Finance Trust, Series 2020-1 Class D, 5.92% due 3/23/2026	6,000,000	6,043,565
	Dext ABS LLC,
[c]	Series 2020-1 Class A, 1.46% due 2/16/2027	10,249,013	10,105,399
[c]	Series 2021-1 Class A, 1.12% due 2/15/2028	12,502,742	12,051,923
[c]	Diamond Infrastructure Funding LLC, Series 2021-1A Class A, 1.76% due 4/15/2049	36,000,000	30,915,454
[c]	Diamond Issuer, Series 2021-1A Class A, 2.305% due 11/20/2051	27,894,000	24,513,297
	Diamond Resorts Owner Trust,
[c]	Series 2018-1 Class A, 3.70% due 1/21/2031	2,610,633	2,600,172
[c]	Series 2019-1A Class A, 2.89% due 2/20/2032	6,305,442	6,204,028
[c,d]	ECAF I Ltd., Series 2015-1A Class A2, 4.947% due 6/15/2040	3,559,411	2,215,776
[c]	Encina Equipment Finance LLC, Series 2022-1A Class A1, 3.76% due 8/16/2027	16,471,000	16,439,404
	Entergy New Orleans Storm Recovery Funding I LLC, Series 2015-1 Class A, 2.67% due 6/1/2027	3,807,486	3,704,068
[c]	ExteNet LLC, Series 2019-1A Class A2, 3.204% due 7/26/2049	9,855,000	9,460,630
	Federal National Mtg Assoc., Grantor Trust, Series 2017-T1 Class A, 2.898% due 6/25/2027	17,904,809	17,415,798
	Foundation Finance Trust,
[c]	Series 2017-1A Class A, 3.30% due 7/15/2033	167,315	167,222
[c]	Series 2019-1A Class A, 3.86% due 11/15/2034	7,135,346	7,049,082
[c]	Series 2020-1A Class A, 3.54% due 7/16/2040	7,304,712	7,182,233
[c]	Series 2020-1A Class B, 4.62% due 7/16/2040	3,000,000	2,892,013
[c]	Series 2021-1A Class A, 1.27% due 5/15/2041	22,087,488	20,488,548
[c]	Series 2021-2A Class A, 2.19% due 1/15/2042	15,440,164	14,578,768
	Freed ABS Trust,
[c]	Series 2019-2 Class C, 4.86% due 11/18/2026	14,570,136	14,573,092
[c,e]	Series 2022-3FP Class A, 4.50% due 8/20/2029	11,400,000	11,399,773
[c]	Goldman Home Improvement Trust, Series 2021-GRN2 Class A, 1.15% due 6/25/2051	21,525,562	20,022,058
[c]	Goodgreen Trust, Series 2021-1A Class A, 2.66% due 10/15/2056	21,547,872	19,495,674
	GoodLeap Sustainable Home Solutions Trust,
[c]	Series 2021-3CS Class A, 2.10% due 5/20/2048	17,344,712	14,659,020
[c]	Series 2021-4GS Class A, 1.93% due 7/20/2048	11,457,363	9,757,870
[b,c]	Gracie Point International Funding, Series 2020-B Class A, 2.462% (LIBOR 1 Month + 1.40%) due 5/2/2023	14,174,445	14,168,766
[b,c,d]	Greystone Commercial Real Estate Notes Ltd., Series 2021-FL3 Class A, 2.344% (LIBOR 1 Month + 1.02%) due 7/15/2039	28,050,000	26,762,368
	HERO Funding Trust,
[c]	Series 2015-1A Class A, 3.84% due 9/21/2040	2,919,435	2,918,781
[c]	Series 2017-2A Class A1, 3.28% due 9/20/2048	584,490	565,709
	Hilton Grand Vacations Trust,
[c]	Series 2019-AA Class A, 2.34% due 7/25/2033	5,306,736	5,124,389
[c]	Series 2020-AA Class A, 2.74% due 2/25/2039	1,084,021	1,043,107
[c]	HIN Timeshare Trust, Series 2020-A Class A, 1.39% due 10/9/2039	4,913,076	4,580,890
[c]	InStar Leasing III LLC, Series 2021-1A Class A, 2.30% due 2/15/2054	9,311,087	8,265,142
	LendingPoint Asset Securitization Trust,
[c]	Series 2012-B Class A, 4.77% due 10/15/2029	9,954,000	9,897,497
[c]	Series 2020-REV1 Class A, 2.731% due 10/15/2028	50,250,000	49,261,984
[c]	Series 2021-A Class A, 1.00% due 12/15/2028	4,502,671	4,472,005
[c]	Series 2021-B Class A, 1.11% due 2/15/2029	6,589,722	6,461,375

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	LendingPoint Pass-Through Trust,
[c]	Series 2012-ST3 Class A, 4.00% due 5/15/2028	$ 9,968,876	$ 9,754,939
[c]	Series 2022-ST1 Class A, 2.50% due 3/15/2028	9,117,194	8,765,639
[c]	LL ABS Trust, Series 2021-1A Class A, 1.07% due 5/15/2029	11,885,036	11,467,252
[c]	Loanpal Solar Loan Ltd., Series 2021-1GS Class A, 2.29% due 1/20/2048	18,177,324	15,563,541
	Marlette Funding Trust,
[c]	Series 2019-4A Class B, 2.95% due 12/17/2029	110,888	110,834
[c]	Series 2021-1A Class A, 0.60% due 6/16/2031	1,237,372	1,234,390
[b,c,d]	MF1 Ltd., Series 2022-FL8 Class A, 2.142% (SOFR30A + 1.35%) due 2/19/2037	34,070,000	32,947,424
	Mosaic Solar Loan Trust,
[c]	Series 2019-1A Class A, 4.37% due 12/21/2043	1,333,356	1,286,060
[c]	Series 2021 Class A, 2.10% due 4/20/2046	4,342,933	3,984,487
[c]	New Residential Advance Receivables Trust Advance Receivables Backed, Series 2020-T1 Class AT1, 1.426% due 8/15/2053	65,590,000	62,633,373
[c]	New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series 2020-APT1 Class AT1, 1.035% due 12/16/2052	15,385,000	15,095,665
	NRZ Advance Receivables Trust,
[c]	Series 2020-T2 Class AT2, 1.475% due 9/15/2053	49,400,000	47,184,227
[c]	Series 2020-T2 Class BT2, 1.724% due 9/15/2053	3,000,000	2,855,552
[c]	Series 2020-T3 Class AT3, 1.317% due 10/15/2052	22,268,800	22,052,521
[c]	Ocwen Master Advance Receivables Trust, Series 2020-T1 Class AT1, 1.278% due 8/15/2052	50,717,368	50,591,889
	Oportun Funding LLC,
[c]	Series 2019-A Class B, 3.87% due 8/8/2025	7,500,000	7,341,307
[c]	Series 2022-1 Class A, 3.25% due 6/15/2029	22,867,718	22,517,508
[c]	Oportun Issuance Trust, Series 2022-A Class A, 5.05% due 6/9/2031	22,026,000	21,797,474
	Pagaya AI Debt Selection Trust,
[c]	Series 2020-3 Class A, 2.10% due 5/17/2027	308,253	307,823
[c]	Series 2021-1 Class A, 1.18% due 11/15/2027	17,621,175	17,170,250
[c]	Series 2021-3 Class A, 1.15% due 5/15/2029	20,007,590	19,428,061
[c]	Series 2021-HG1 Class A, 1.22% due 1/16/2029	10,771,131	10,273,629
	Pagaya AI Debt Trust,
[c]	Series 2022-1 Class A, 2.03% due 10/15/2029	27,158,358	26,238,819
[c]	Series 2022-2 Class A, 4.97% due 1/15/2030	15,265,000	15,152,092
	Pawnee Equipment Receivables LLC,
[c]	Series 2019-1 Class A2, 2.29% due 10/15/2024	2,761,112	2,756,037
[c]	Series 2020-1 Class A, 1.37% due 11/17/2025	3,738,479	3,688,643
[c]	Series 2021-1 Class A2, 1.10% due 7/15/2027	8,500,000	8,204,855
[c]	SCF Equipment Leasing LLC, Series 2019-2A Class C, 3.11% due 6/21/2027	3,000,000	2,859,339
[c]	Service Experts Issuer LLC, Series 2021-1A Class A, 2.67% due 2/2/2032	20,821,140	19,123,356
[c]	Sierra Timeshare Receivables Funding LLC, Series 2019-1A Class A, 3.20% due 1/20/2036	1,032,936	1,015,114
[c]	SoFi Consumer Loan Program Trust, Series 2018-3 Class C, 4.67% due 8/25/2027	5,725,524	5,726,462
[c]	SpringCastle America Funding LLC, Series 2020-AA Class A, 1.97% due 9/25/2037	33,810,051	33,696,409
[c]	SPS Servicer Advance Receivables Trust, Series 2020-T2 Class A, 1.83% due 11/15/2055	6,000,000	5,472,163
[c]	Theorem Funding Trust, Series 2021-1A Class A, 1.21% due 12/15/2027	11,142,472	10,859,406
	Upstart Pass-Through Trust,
[c]	Series 2020-ST2 Class A, 3.50% due 3/20/2028	692,751	682,497
[c]	Series 2020-ST3 Class A, 3.35% due 4/20/2028	3,367,671	3,291,342
[c]	Series 2021-ST4 Class A, 2.00% due 7/20/2027	2,939,844	2,770,711
[c]	Series 2021-ST6 Class A, 1.85% due 8/20/2027	5,385,728	5,180,613
[c]	Series 2021-ST8 Class A, 1.75% due 10/20/2029	6,962,809	6,553,193
	Upstart Securitization Trust,
[c]	Series 2019-3 Class B, 3.829% due 1/21/2030	312,138	311,899
[c]	Series 2020-1 Class B, 3.093% due 4/22/2030	1,923,798	1,916,044
[c]	Series 2020-3 Class A, 1.702% due 11/20/2030	2,423,153	2,412,199
[c]	Series 2021-1 Class A, 0.87% due 3/20/2031	2,797,416	2,766,124
[c]	Series 2021-2 Class A, 0.91% due 6/20/2031	3,988,956	3,886,907
[c]	Series 2021-4 Class A, 0.84% due 9/20/2031	5,880,473	5,709,217
[c]	Upstart Structured Pass-Through Trust, Series 2022-1A Class A, 3.40% due 4/15/2030	30,443,914	29,081,628
			1,252,265,275
	Student Loan — 3.3%
	College Ave Student Loans LLC,
[b,c]	Series 2021-A Class A1, 2.724% (LIBOR 1 Month + 1.10%) due 7/25/2051	10,008,345	9,890,562
[c]	Series 2021-A Class A2, 1.60% due 7/25/2051	2,314,450	2,088,604
[b,c]	Series 2021-C Class A1, 2.524% (LIBOR 1 Month + 0.90%) due 7/26/2055	15,876,801	15,472,789
	Commonbond Student Loan Trust,
[c]	Series 18-CGS Class A1, 3.87% due 2/25/2046	2,125,162	2,086,529

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[c]	Series 2020-1 Class A, 1.69% due 10/25/2051	$ 15,326,565	$ 14,575,043
[c]	Series 2021-AGS Class A, 1.20% due 3/25/2052	10,987,961	10,221,376
[c]	Series 2021-BGS Class A, 1.17% due 9/25/2051	12,730,231	11,555,422
	Navient Private Education Loan Trust,
[b,c]	Series 2015-AA Class A2B, 2.524% (LIBOR 1 Month + 1.20%) due 12/15/2028	1,014,824	1,013,894
[c]	Series 2017-A Class A2A, 2.88% due 12/16/2058	1,904,442	1,880,684
	Navient Private Education Refi Loan Trust,
[b,c]	Series 2019-D Class A2B, 2.374% (LIBOR 1 Month + 1.05%) due 12/15/2059	10,586,967	10,485,467
[c]	Series 2021-A Class A, 0.84% due 5/15/2069	3,848,181	3,520,673
[c]	Series 2022-BA Class A, 4.16% due 10/15/2070	25,000,000	24,725,085
	Navient Student Loan Trust,
[b]	Series 2014-1 Class A3, 2.134% (LIBOR 1 Month + 0.51%) due 6/25/2031	5,895,682	5,631,868
[b,c]	Series 2016-6A Class A2, 2.374% (LIBOR 1 Month + 0.75%) due 3/25/2066	3,164,187	3,149,146
[b,c]	Series 2019-BA Class A2B, 2.304% (LIBOR 1 Month + 0.98%) due 12/15/2059	1,672,888	1,661,421
[b,c]	Nelnet Private Education Loan Trust, Series 2016-A Class A1A, 3.374% (LIBOR 1 Month + 1.75%) due 12/26/2040	627,852	627,951
	Nelnet Student Loan Trust,
[b,c]	Series 2013-1A Class A, 2.224% (LIBOR 1 Month + 0.60%) due 6/25/2041	3,764,469	3,656,051
[b,c]	Series 2015-2A Class A2, 2.224% (LIBOR 1 Month + 0.60%) due 9/25/2047	27,422,291	26,597,688
[b,c]	Series 2015-3A Class A2, 2.224% (LIBOR 1 Month + 0.60%) due 2/27/2051	1,816,537	1,795,386
[b,c]	Series 2021-CA Class AFL, 2.335% (LIBOR 1 Month + 0.74%) due 4/20/2062	15,334,048	15,015,694
[b,c]	Series 2021-DA Class AFL, 2.285% (LIBOR 1 Month + 0.69%) due 4/20/2062	21,436,494	21,016,065
[b,c]	Pennsylvania Higher Education Assistance Agency, Student Loan Trust, Series 2012-1A Class A1, 2.174% (LIBOR 1 Month + 0.55%) due 5/25/2057	864,056	835,991
[b,c,d]	Prodigy Finance DAC, Series 2021-1A Class A, 2.874% (LIBOR 1 Month + 1.25%) due 7/25/2051	4,204,490	4,092,929
	SLM Student Loan Trust,
[b]	Series 2011-2 Class A2, 2.824% (LIBOR 1 Month + 1.20%) due 10/25/2034	11,870,878	11,821,855
[b]	Series 2013-6 Class A3, 2.274% (LIBOR 1 Month + 0.65%) due 6/26/2028	28,938,468	27,773,434
	SMB Private Education Loan Trust,
[b,c]	Series 2015-A Class A3, 2.824% (LIBOR 1 Month + 1.50%) due 2/17/2032	6,124,921	6,132,862
[b,c]	Series 2017-B Class A2B, 2.074% (LIBOR 1 Month + 0.75%) due 10/15/2035	1,176,424	1,164,813
[b,c]	Series 2021-D Class A1B, 1.924% (LIBOR 1 Month + 0.60%) due 3/17/2053	9,547,002	9,384,767
[b,c]	Series 2021-E Class A1B, 1.954% (LIBOR 1 Month + 0.63%) due 2/15/2051	28,529,502	27,797,049
[c]	SoFi Professional Loan Program LLC, Series 2017-E Class A2B, 2.72% due 11/26/2040	852,418	849,778
[b,c]	Towd Point Asset Trust, Series 2021-SL1 Class A2, 2.312% (LIBOR 1 Month + 0.70%) due 11/20/2061	8,005,163	7,909,944
			284,430,820
	Total Asset Backed Securities (Cost $1,948,975,391)		1,879,083,933
	Corporate Bonds — 40.6%
	Automobiles & Components — 1.4%
	Auto Components — 0.1%
[d]	Aptiv plc/Aptiv Corp., 2.396% due 2/18/2025	5,434,000	5,190,176
	Automobiles — 1.3%
[b,c,d]	BMW Finance NV, 2.19% (LIBOR 3 Month + 0.79%) due 8/12/2022	25,800,000	25,797,936
	Daimler Finance North America LLC,
[c]	2.125% due 3/10/2025	16,900,000	16,062,774
[c]	3.70% due 5/4/2023	4,725,000	4,723,583
[b,c]	Daimler Trucks Finance North America LLC, 2.23% (SOFR + 0.75%) due 12/13/2024	10,414,000	10,270,599
	Hyundai Capital America,
[c]	0.875% due 6/14/2024	8,710,000	8,146,986
[c]	1.00% due 9/17/2024	8,872,000	8,246,080
[c]	1.80% due 10/15/2025 - 1/10/2028	9,765,000	8,648,100
[c]	2.375% due 2/10/2023 - 10/15/2027	14,960,000	14,454,862
[c]	3.00% due 2/10/2027	2,105,000	1,938,284
	Hyundai Capital Services, Inc.,
[c,d]	1.25% due 2/8/2026	2,970,000	2,672,050
[c,d]	3.75% due 3/5/2023	2,029,000	2,033,525
[c,d]	Kia Corp., 2.375% due 2/14/2025	9,800,000	9,380,266
[b,c]	Nissan Motor Acceptance Co. LLC, 1.671% (LIBOR 3 Month + 0.65%) due 7/13/2022	1,560,000	1,559,750
			119,124,971
	Banks — 0.9%
	Banks — 0.9%
[b]	Capital One NA, 2.191% (LIBOR 3 Month + 0.82%) due 8/8/2022	12,074,000	12,075,570

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[b]	Citizens Bank NA/Providence RI, 3.182% (LIBOR 3 Month + 0.95%) due 3/29/2023	$ 20,500,000	$ 20,519,065
[b,c,d]	NBK SPC Ltd., 1.625% (SOFR + 1.05%) due 9/15/2027	13,033,000	11,631,040
	Santander Holdings USA, Inc.,
	3.244% due 10/5/2026	6,823,000	6,397,586
	3.45% due 6/2/2025	4,453,000	4,293,627
	4.40% due 7/13/2027	4,940,000	4,755,886
	Sumitomo Mitsui Trust Bank Ltd.,
[c,d]	0.80% due 9/12/2023	14,760,000	14,282,219
[c,d]	0.85% due 3/25/2024	6,550,000	6,212,609
			80,167,602
	Capital Goods — 0.6%
	Aerospace & Defense — 0.3%
	Boeing Co., 2.196% due 2/4/2026	6,256,000	5,645,852
	Teledyne Technologies, Inc.,
	2.25% due 4/1/2028	14,013,000	12,143,246
	2.75% due 4/1/2031	7,501,000	6,273,011
	Industrial Conglomerates — 0.0%
	Trane Technologies Co. LLC, 6.391% due 11/15/2027	3,000,000	3,068,130
	Machinery — 0.3%
	Flowserve Corp., 3.50% due 10/1/2030	8,414,000	7,123,797
	nVent Finance Sarl,
[d]	2.75% due 11/15/2031	10,462,000	8,498,492
[d]	4.55% due 4/15/2028	7,023,000	6,781,409
	Westinghouse Air Brake Technologies Corp., 4.40% due 3/15/2024	3,853,000	3,844,832
			53,378,769
	Commercial & Professional Services — 0.2%
	Commercial Services & Supplies — 0.1%
	Quanta Services, Inc., 0.95% due 10/1/2024	10,296,000	9,532,140
	Hotels, Restaurants & Leisure — 0.1%
[c]	Magallanes, Inc., 3.428% due 3/15/2024	4,090,000	4,009,672
			13,541,812
	Consumer Durables & Apparel — 0.2%
	Household Durables — 0.2%
	Panasonic Corp.,
[c,d]	2.536% due 7/19/2022	16,810,000	16,801,763
[c,d]	2.679% due 7/19/2024	2,000,000	1,946,620
			18,748,383
	Diversified Financials — 8.1%
	Capital Markets — 1.9%
	Blackstone Private Credit Fund,
[c]	2.625% due 12/15/2026	8,137,000	6,786,502
[c]	3.25% due 3/15/2027	3,543,000	3,007,192
	Hercules Capital, Inc.,
	2.625% due 9/16/2026	14,120,000	12,174,829
	3.375% due 1/20/2027	7,458,000	6,483,985
[c,d]	LSEGA Financing plc, 1.375% due 4/6/2026	9,720,000	8,729,046
	Main Street Capital Corp., 3.00% due 7/14/2026	8,163,000	7,139,033
	Owl Rock Capital Corp.,
	2.625% due 1/15/2027	2,081,000	1,731,267
	2.875% due 6/11/2028	20,499,000	16,133,533
[c]	Owl Rock Capital Corp. III, 3.125% due 4/13/2027	16,243,000	13,923,987
	Owl Rock Core Income Corp.,
[c]	3.125% due 9/23/2026	19,056,000	16,437,515
[c]	4.70% due 2/8/2027	4,870,000	4,455,855
[c]	5.50% due 3/21/2025	6,810,000	6,534,740
	Owl Rock Technology Finance Corp.,
	2.50% due 1/15/2027	10,556,000	8,976,083
[c]	3.75% due 6/17/2026	12,276,000	11,095,785
[c]	4.75% due 12/15/2025	17,883,000	16,915,530
	Sixth Street Specialty Lending, Inc.,
	2.50% due 8/1/2026	2,591,000	2,260,233

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	3.875% due 11/1/2024	$ 14,960,000	$ 14,416,354
	SLR Investment Corp., 4.50% due 1/20/2023	13,191,000	13,033,236
	Consumer Finance — 0.1%
[b]	Wells Fargo & Co., 3.908% (SOFR + 1.32%) due 4/25/2026	8,792,000	8,650,888
	Diversified Financial Services — 5.8%
	Antares Holdings LP,
[c]	2.75% due 1/15/2027	7,360,000	6,189,318
[c]	3.75% due 7/15/2027	8,520,000	7,237,144
[c]	3.95% due 7/15/2026	14,391,000	12,525,063
[c]	6.00% due 8/15/2023	10,075,000	10,170,007
	Bank of America Corp.,
[b]	0.976% (SOFR + 0.69%) due 4/22/2025	9,525,000	8,960,263
[b]	1.197% (SOFR + 1.01%) due 10/24/2026	3,035,000	2,719,967
[b]	1.734% (SOFR + 0.96%) due 7/22/2027	3,632,000	3,236,947
[b]	1.938% (BSBY3M + 0.43%) due 5/28/2024	5,093,000	5,000,307
[b]	2.572% (SOFR + 1.21%) due 10/20/2032	6,371,000	5,256,967
[b]	3.841% (SOFR + 1.11%) due 4/25/2025	7,305,000	7,283,523
[b,d]	Barclays plc, 2.791% (LIBOR 3 Month + 1.38%) due 5/16/2024	17,500,000	17,483,025
	BNP Paribas SA,
[b,c,d]	1.323% (SOFR + 1.00%) due 1/13/2027	7,000,000	6,181,700
[b,c,d]	2.159% (SOFR + 1.22%) due 9/15/2029	3,650,000	3,057,313
[b,c,d]	2.219% (SOFR + 2.07%) due 6/9/2026	4,800,000	4,454,256
[b]	Charles Schwab Corp., 2.433% (SOFRINDX + 1.05%) due 3/3/2027	33,148,000	32,608,019
	Citigroup Mortgage Loan Trust,
[b]	1.462% (SOFR + 0.77%) due 6/9/2027	7,328,000	6,476,120
[b]	1.794% (SOFR + 0.67%) due 5/1/2025	5,753,000	5,604,688
[b]	2.216% (SOFR + 0.77%) due 6/9/2027	17,355,000	16,436,053
[b]	3.106% (SOFR + 2.84%) due 4/8/2026	4,265,000	4,101,053
	3.40% due 5/1/2026	2,425,000	2,346,503
[b]	4.412% (SOFR + 3.91%) due 3/31/2031	10,815,000	10,357,958
[b]	Citigroup, Inc., 4.658% (SOFR + 1.89%) due 5/24/2028	3,532,000	3,506,216
	Deutsche Bank AG,
[d]	0.898% due 5/28/2024	10,952,000	10,267,500
[b,d]	2.311% (SOFR + 1.22%) due 11/16/2027	4,850,000	4,184,047
[b,d]	2.783% (LIBOR 3 Month + 1.23%) due 2/27/2023	17,100,000	17,081,190
	Goldman Sachs Group, Inc.,
[b,f]	0.65% (SOFR + 0.50%) due 7/16/2024	14,450,000	13,842,233
[b]	1.676% (SOFR + 0.70%) due 1/24/2025	6,322,000	6,174,065
[b]	1.868% (SOFR + 0.92%) due 10/21/2027	6,991,000	6,713,038
[b]	1.937% (SOFR + 0.50%) due 9/10/2024	10,786,000	10,552,160
[b]	2.009% (SOFR + 0.62%) due 12/6/2023	5,123,000	5,066,903
[b]	2.258% (SOFR + 0.82%) due 9/10/2027	10,881,000	10,306,266
	HSBC Holdings plc,
[b,d]	1.589% (SOFR + 1.29%) due 5/24/2027	6,100,000	5,363,242
[b,d]	1.645% (SOFR + 1.54%) due 4/18/2026	3,025,000	2,774,954
[b,d]	1.849% (SOFR + 0.58%) due 11/22/2024	1,585,000	1,538,908
[b,d]	2.013% (SOFR + 1.73%) due 9/22/2028	9,550,000	8,171,649
[b,d]	2.099% (SOFR + 1.93%) due 6/4/2026	6,800,000	6,289,320
[b,d]	2.206% (SOFR + 1.29%) due 8/17/2029	3,500,000	2,939,615
[b,d]	2.251% (SOFR + 1.10%) due 11/22/2027	3,430,000	3,056,061
[b,d]	4.18% (SOFR + 1.51%) due 12/9/2025	5,400,000	5,315,490
	JPMorgan Chase & Co.,
[b]	1.045% (SOFR + 0.80%) due 11/19/2026	5,982,000	5,323,920
[b]	1.847% (SOFR + 0.89%) due 4/22/2027	5,699,000	5,466,937
[b]	2.038% (SOFR + 0.60%) due 12/10/2025	6,825,000	6,616,701
[b]	2.212% (SOFR + 0.92%) due 2/24/2026	10,418,000	10,082,540
[b]	4.08% (SOFR + 1.32%) due 4/26/2026	4,690,000	4,646,946
[b]	4.323% (SOFR + 1.56%) due 4/26/2028	7,269,000	7,157,566
[b,d]	Lloyds Banking Group plc, 3.87% (H15T1Y + 3.50%) due 7/9/2025	3,500,000	3,459,540
	Mitsubishi UFJ Financial Group, Inc.,
[b,d]	0.953% (H15T1Y + 0.55%) due 7/19/2025	14,075,000	13,143,516
[b,d]	1.538% (H15T1Y + 0.75%) due 7/20/2027	4,800,000	4,239,984
[b,d]	1.64% (H15T1Y + 0.67%) due 10/13/2027	6,750,000	5,952,353
[d]	2.623% due 7/18/2022	10,800,000	10,800,864

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Mizuho Financial Group, Inc.,
[b,d]	2.154% (LIBOR 3 Month + 0.63%) due 5/25/2024	$ 4,854,000	$ 4,792,209
[b,d]	2.226% (LIBOR 3 Month + 0.83%) due 5/25/2026	4,800,000	4,491,312
[b,d,f]	3.922% (LIBOR 3 Month + 1.00%) due 9/11/2024	10,850,000	10,826,564
	Morgan Stanley,
[b]	0.791% (SOFR + 0.51%) due 1/22/2025	11,785,000	11,150,142
[b]	1.164% (SOFR + 0.56%) due 10/21/2025	9,635,000	8,937,330
[b,d]	Natwest Group plc, 1.642% (H15T1Y + 0.90%) due 6/14/2027	3,000,000	2,634,660
	Societe Generale SA,
[b,c,d]	1.792% (H15T1Y + 1.00%) due 6/9/2027	4,933,000	4,300,984
[b,c,d]	1.998% (SOFR + 1.05%) due 1/21/2026	6,400,000	6,185,920
[c,d]	2.625% due 1/22/2025	4,000,000	3,808,960
[c,d]	3.875% due 3/28/2024	8,000,000	7,922,480
[c,d]	4.25% due 9/14/2023	9,000,000	9,015,750
	Sumitomo Mitsui Financial Group, Inc.,
[d]	0.948% due 1/12/2026	11,650,000	10,383,761
[b,d]	1.669% (SOFR + 0.88%) due 1/14/2027	19,486,000	18,936,300
[b,c,d]	UBS AG, 1.619% (SOFR + 0.45%) due 8/9/2024	2,800,000	2,775,332
	UBS Group AG,
[b,c,d]	1.494% (H15T1Y + 0.85%) due 8/10/2027	7,121,000	6,219,339
[b,c,d]	4.751% (H15T1Y + 1.75%) due 5/12/2028	7,800,000	7,717,164
	Western Union Co., 2.85% due 1/10/2025	7,256,000	6,967,429
	Insurance — 0.3%
[c]	Global Atlantic Fin Co., 4.40% due 10/15/2029	27,285,000	24,892,106
			708,563,253
	Energy — 1.9%
	Energy Equipment & Services — 0.0%
[c]	Hanwha Energy USA Holdings Corp., 2.375% due 7/30/2022	5,100,000	5,097,093
[c,d,g,h]	Schahin II Finance Co. SPV Ltd., 5.875% due 9/25/2023	3,997,362	214,858
	Oil, Gas & Consumable Fuels — 1.9%
[b]	BP Capital Markets America, Inc., 2.746% (LIBOR 3 Month + 0.65%) due 9/19/2022	6,771,000	6,768,698
	Buckeye Partners LP, 4.15% due 7/1/2023	7,000,000	6,808,340
[c]	Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15% due 8/15/2026	9,168,000	9,068,986
	Florida Gas Transmission Co. LLC,
[c]	2.30% due 10/1/2031	10,778,000	8,757,772
[c]	3.875% due 7/15/2022	10,435,000	10,437,504
	Galaxy Pipeline Assets Bidco Ltd.,
[c,d]	1.75% due 9/30/2027	37,050,051	34,436,540
[c,d]	2.16% due 3/31/2034	9,647,034	8,199,593
[c,d]	Gazprom PJSC via Gaz Finance plc, 3.50% due 7/14/2031	32,475,000	8,808,194
	Gray Oak Pipeline LLC,
[c]	2.00% due 9/15/2023	17,190,000	16,705,758
[c]	3.45% due 10/15/2027	12,955,000	11,987,909
[c,d]	Lukoil International Finance BV, 4.563% due 4/24/2023	3,000,000	2,084,970
[c]	Midwest Connector Capital Co. LLC, 4.625% due 4/1/2029	16,535,000	15,610,198
[c,d]	SA Global Sukuk Ltd., 0.946% due 6/17/2024	14,331,000	13,528,894
[c]	Tennessee Gas Pipeline Co. LLC, 2.90% due 3/1/2030	11,946,000	10,342,847
			168,858,154
	Food & Staples Retailing — 0.3%
	Food & Staples Retailing — 0.3%
	7-Eleven, Inc.,
[c]	0.625% due 2/10/2023	2,007,000	1,968,787
[c]	0.80% due 2/10/2024	18,780,000	17,834,802
	Walgreens Boots Alliance, Inc., 3.20% due 4/15/2030	5,024,000	4,436,443
			24,240,032
	Food, Beverage & Tobacco — 1.0%
	Beverages — 0.7%
[c,d]	Becle SAB de CV, 2.50% due 10/14/2031	28,038,000	23,080,040
	Constellation Brands, Inc., 4.35% due 5/9/2027	11,019,000	10,943,299
	Huntington Ingalls Industries, Inc., 2.043% due 8/16/2028	17,717,000	15,082,128
	Keurig Dr Pepper, Inc., 3.95% due 4/15/2029	13,134,000	12,539,687

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Food Products — 0.1%
[b]	General Mills, Inc., 2.054% (LIBOR 3 Month + 1.01%) due 10/17/2023	$ 2,475,000	$ 2,484,702
	Ingredion, Inc., 2.90% due 6/1/2030	9,725,000	8,443,148
	Tobacco — 0.2%
	BAT Capital Corp.,
	2.726% due 3/25/2031	2,950,000	2,323,568
	3.557% due 8/15/2027	5,838,000	5,345,973
	BAT International Finance plc,
[d]	1.668% due 3/25/2026	4,764,000	4,225,430
[c,d]	3.95% due 6/15/2025	3,000,000	2,942,280
			87,410,255
	Health Care Equipment & Services — 0.9%
	Health Care Equipment & Supplies — 0.2%
[c,d]	Olympus Corp., 2.143% due 12/8/2026	14,061,000	12,849,364
	Health Care Providers & Services — 0.7%
	AmerisourceBergen Corp.,
	0.737% due 3/15/2023	6,459,000	6,335,891
	2.80% due 5/15/2030	5,311,000	4,634,272
	Catholic Health Initiatives, 2.95% due 11/1/2022	7,000,000	7,002,730
[c]	Highmark, Inc., 1.45% due 5/10/2026	20,542,000	18,589,072
	Humana, Inc., 0.65% due 8/3/2023	7,869,000	7,625,691
	Laboratory Corp. of America Holdings, 1.55% due 6/1/2026	19,555,000	17,491,752
			74,528,772
	Household & Personal Products — 0.0%
	Household Products — 0.0%
[c,d]	Kimberly-Clark de Mexico SAB de CV, 3.80% due 4/8/2024	3,900,000	3,835,104
			3,835,104
	Insurance — 6.6%
	Insurance — 6.6%
[c,d]	AIA Group Ltd., 3.375% due 4/7/2030	4,800,000	4,506,864
[c]	American National Group, Inc., 6.144% due 6/13/2032	25,662,000	25,470,561
[c,d]	Ascot Group Ltd., 4.25% due 12/15/2030	7,747,000	6,829,368
[c]	Belrose Funding Trust, 2.33% due 8/15/2030	9,685,000	7,760,494
	Brighthouse Financial Global Funding,
[c]	1.55% due 5/24/2026	7,538,000	6,692,990
[b,c]	1.561% (SOFR + 0.76%) due 4/12/2024	7,247,000	7,193,300
[c]	2.00% due 6/28/2028	10,733,000	9,279,966
	Brighthouse Financial, Inc., 5.625% due 5/15/2030	10,707,000	10,406,883
[c]	CNO Global Funding, 1.65% due 1/6/2025	14,773,000	13,952,360
[c,d]	DaVinciRe Holdings Ltd., 4.75% due 5/1/2025	10,260,000	10,071,216
	Enstar Group Ltd.,
[d]	3.10% due 9/1/2031	10,106,000	8,011,430
[d]	4.95% due 6/1/2029	16,116,000	15,413,020
	Equitable Financial Life Global Funding,
[c]	1.00% due 1/9/2026	8,665,000	7,716,529
[c]	1.30% due 7/12/2026	4,910,000	4,344,908
[c]	1.40% due 7/7/2025 - 8/27/2027	19,048,000	17,132,231
[c]	1.80% due 3/8/2028	10,616,000	9,212,989
	F&G Global Funding,
[c]	1.75% due 6/30/2026	20,225,000	17,914,698
[c]	2.00% due 9/20/2028	17,963,000	15,187,716
[c]	2.30% due 4/11/2027	13,520,000	12,040,236
	Fairfax Financial Holdings Ltd.,
[d]	3.375% due 3/3/2031	5,261,000	4,551,922
[d]	4.625% due 4/29/2030	11,984,000	11,507,516
[c,d]	Fidelis Insurance Holdings Ltd., 4.875% due 6/30/2030	17,531,000	18,307,623
	Fidelity National Financial, Inc., 3.40% due 6/15/2030	14,931,000	13,084,931
	First American Financial Corp., 4.00% due 5/15/2030	4,845,000	4,342,573
	GA Global Funding Trust,
[b,c]	1.946% (SOFR + 0.50%) due 9/13/2024	6,888,000	6,628,736
[c]	2.25% due 1/6/2027	11,420,000	10,246,938
[c]	3.85% due 4/11/2025	11,960,000	11,715,059

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Globe Life, Inc., 4.80% due 6/15/2032	$ 6,410,000	$ 6,314,235
	Horace Mann Educators Corp., 4.50% due 12/1/2025	6,533,000	6,466,233
[c]	Jackson National Life Global Funding, 3.25% due 1/30/2024	5,000,000	4,948,750
	Mercury General Corp., 4.40% due 3/15/2027	2,901,000	2,839,934
	Metropolitan Life Global Funding I,
[b,c]	1.081% (SOFR + 0.32%) due 1/7/2024	14,683,000	14,557,754
[c]	3.30% due 3/21/2029	4,000,000	3,743,520
[b,c]	Nationwide Mutual Insurance Co., 4.119% (LIBOR 3 Month + 2.29%) due 12/15/2024	16,096,000	16,032,582
[b,c]	New York Life Global Funding, 1.91% (SOFR + 0.48%) due 6/9/2026	49,075,000	47,512,943
	Pacific Life Global Funding II,
[b,c]	2.009% (SOFR + 0.62%) due 6/4/2026	13,475,000	13,025,070
[b,c]	2.313% (SOFRINDX + 0.80%) due 3/30/2025	653,000	646,601
[d,e]	Pentair Finance Sarl, 5.90% due 7/15/2032	9,193,000	9,198,700
[c]	Protective Life Corp., 3.40% due 1/15/2030	19,740,000	17,974,652
	Protective Life Global Funding,
[c]	1.618% due 4/15/2026	14,716,000	13,269,712
[c]	3.218% due 3/28/2025	4,000,000	3,904,000
	Reliance Standard Life Global Funding II,
[c]	1.512% due 9/28/2026	10,762,000	9,489,609
[c]	2.75% due 5/7/2025	13,490,000	12,864,199
[c]	3.85% due 9/19/2023	9,950,000	9,950,099
[c]	RGA Global Funding, 2.70% due 1/18/2029	11,803,000	10,420,279
[c]	Sammons Financial Group, Inc., 4.45% due 5/12/2027	7,950,000	7,757,689
[c]	Security Benefit Global Funding, 1.25% due 5/17/2024	37,488,000	35,511,633
[d]	Sompo International Holdings Ltd., 4.70% due 10/15/2022	5,000,000	5,015,900
	Stewart Information Services Corp., 3.60% due 11/15/2031	21,476,000	17,808,973
	Willis North America, Inc., 4.65% due 6/15/2027	14,331,000	14,108,726
			572,884,850
	Materials — 1.1%
	Chemicals — 0.3%
[c]	Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 5.125% due 4/1/2025	4,935,000	5,088,133
[c,d]	OCP SA, 5.625% due 4/25/2024	8,555,000	8,662,365
	Phosagro OAO Via Phosagro Bond Funding DAC,
[c,d]	3.05% due 1/23/2025	2,525,000	743,764
[c,d]	3.949% due 4/24/2023	29,098,000	8,717,179
	Construction Materials — 0.1%
	Martin Marietta Materials, Inc., 0.65% due 7/15/2023	14,635,000	14,141,362
	Containers & Packaging — 0.3%
[c,d]	CCL Industries, Inc., 3.05% due 6/1/2030	9,810,000	8,504,485
[c]	Graphic Packaging International LLC, 1.512% due 4/15/2026	6,873,000	6,157,521
[c]	Silgan Holdings, Inc., 1.40% due 4/1/2026	10,204,000	9,135,947
	Metals & Mining — 0.4%
[d]	AngloGold Ashanti Holdings plc, 3.375% due 11/1/2028	23,500,000	19,973,120
[c,d]	Corp. Nacional del Cobre de Chile, 3.00% due 7/17/2022	10,000,000	9,979,800
[c,d]	Metalloinvest Finance DAC, Series 2022-1A Class A, 3.375% due 10/22/2028	12,700,000	3,155,569
[c,d]	Newcrest Finance Pty Ltd., 3.25% due 5/13/2030	2,961,000	2,611,987
			96,871,232
	Media & Entertainment — 0.1%
	Media — 0.1%
[c]	Magallanes, Inc., 3.528% due 3/15/2024	10,415,000	10,207,741
			10,207,741
	Pharmaceuticals, Biotechnology & Life Sciences — 0.4%
	Biotechnology — 0.2%
	Bio-Rad Laboratories, Inc., 3.30% due 3/15/2027	5,820,000	5,499,958
	Regeneron Pharmaceuticals, Inc., 1.75% due 9/15/2030	2,826,000	2,266,791
[d]	Royalty Pharma plc, 1.20% due 9/2/2025	7,532,000	6,748,070
	Pharmaceuticals — 0.2%
[b,d]	AstraZeneca plc, 2.109% (LIBOR 3 Month + 0.67%) due 8/17/2023	10,524,000	10,599,983
[c]	Bayer US Finance II LLC, 4.25% due 12/15/2025	2,500,000	2,467,300
	Viatris, Inc., 2.30% due 6/22/2027	4,935,000	4,221,695
			31,803,797

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Real Estate — 1.8%
	Equity Real Estate Investment Trusts — 1.6%
	American Tower Corp.,
	1.45% due 9/15/2026	$ 4,969,000	$ 4,347,527
	1.50% due 1/31/2028	15,000,000	12,469,800
	2.40% due 3/15/2025	7,375,000	6,969,080
	3.375% due 5/15/2024	5,475,000	5,393,094
	3.65% due 3/15/2027	6,380,000	6,070,442
	4.05% due 3/15/2032	3,414,000	3,110,051
	Crown Castle International Corp.,
	1.05% due 7/15/2026	14,604,000	12,660,646
	2.10% due 4/1/2031	14,542,000	11,544,167
	2.50% due 7/15/2031	7,689,000	6,312,208
	Extra Space Storage LP, 3.90% due 4/1/2029	4,920,000	4,614,419
	SBA Tower Trust,
[c]	1.631% due 5/15/2051	26,000,000	23,257,868
[c]	1.84% due 4/15/2027	8,140,000	7,252,510
[c]	2.836% due 1/15/2050	12,525,000	12,087,672
[c]	3.448% due 3/15/2048	2,085,000	2,067,573
	Service Properties Trust,
	4.35% due 10/1/2024	10,161,000	8,253,882
	4.65% due 3/15/2024	4,233,000	3,665,990
	5.25% due 2/15/2026	4,020,000	3,096,244
	Vornado Realty LP,
	2.15% due 6/1/2026	3,500,000	3,114,370
	3.40% due 6/1/2031	2,916,000	2,447,340
	Mortgage Real Estate Investment Trusts — 0.1%
	Sun Communities Operating LP, 2.30% due 11/1/2028	13,878,000	11,861,388
	Real Estate Management & Development — 0.1%
[b,c]	Pershing Road Development Co., LLC, 1.998% (LIBOR 3 Month + 0.40%) due 9/15/2026	3,420,000	3,153,856
			153,750,127
	Retailing — 0.1%
	Specialty Retail — 0.1%
	Advance Auto Parts, Inc.,
	1.75% due 10/1/2027	4,763,000	4,033,737
	3.90% due 4/15/2030	6,584,000	5,995,127
			10,028,864
	Semiconductors & Semiconductor Equipment — 1.5%
	Semiconductors & Semiconductor Equipment — 1.5%
	Broadcom Corp./Broadcom Cayman Finance Ltd.,
[d]	3.50% due 1/15/2028	12,245,000	11,339,482
[d]	3.875% due 1/15/2027	4,565,000	4,400,706
	Broadcom, Inc.,
[c]	3.187% due 11/15/2036	6,583,000	5,000,381
	3.459% due 9/15/2026	3,127,000	3,001,951
[c]	4.00% due 4/15/2029	2,060,000	1,912,545
	4.15% due 11/15/2030	2,980,000	2,732,690
	4.75% due 4/15/2029	3,575,000	3,474,113
	Microchip Technology, Inc.,
	0.972% due 2/15/2024	18,694,000	17,761,730
	4.25% due 9/1/2025	10,634,000	10,374,105
	Micron Technology, Inc.,
	4.663% due 2/15/2030	4,150,000	3,982,672
	5.327% due 2/6/2029	7,690,000	7,663,623
	Qorvo, Inc.,
[c]	1.75% due 12/15/2024	6,858,000	6,416,551
[c]	3.375% due 4/1/2031	10,000,000	7,906,900
	4.375% due 10/15/2029	5,140,000	4,524,382
[c,d]	Renesas Electronics Corp., 1.543% due 11/26/2024	17,721,000	16,546,807

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	SK Hynix, Inc.,
[c,d]	1.00% due 1/19/2024	$ 6,800,000	$ 6,488,560
[c,d]	1.50% due 1/19/2026	10,200,000	9,166,740
[c,d]	2.375% due 1/19/2031	6,588,000	5,201,292
	Skyworks Solutions, Inc., 1.80% due 6/1/2026	3,574,000	3,170,531
			131,065,761
	Software & Services — 2.3%
	Information Technology Services — 1.2%
	Block Financial LLC, 2.50% due 7/15/2028	10,392,000	9,028,777
	DXC Technology Co., 2.375% due 9/15/2028	31,549,000	27,084,501
[d]	Genpact Luxembourg Sarl, 3.375% due 12/1/2024	4,350,000	4,275,963
[d]	Genpact Luxembourg Sarl/Genpact USA, Inc., 1.75% due 4/10/2026	9,063,000	8,233,373
	Global Payments, Inc.,
	1.50% due 11/15/2024	5,624,000	5,274,075
	2.15% due 1/15/2027	3,516,000	3,116,160
	Kyndryl Holdings, Inc.,
[c]	2.05% due 10/15/2026	10,562,000	8,931,544
[c]	2.70% due 10/15/2028	22,750,000	18,131,978
	Leidos, Inc., 2.30% due 2/15/2031	8,489,000	6,718,874
	Moody’s Corp., 3.75% due 3/24/2025	2,693,000	2,688,126
	Total System Services, Inc., 4.00% due 6/1/2023	3,835,000	3,818,049
[c]	Wipro IT Services LLC, 1.50% due 6/23/2026	10,647,000	9,560,474
	Interactive Media & Services — 0.2%
	Baidu, Inc.,
[d]	1.72% due 4/9/2026	3,934,000	3,593,866
[d]	3.875% due 9/29/2023	6,000,000	6,019,800
[d]	4.375% due 5/14/2024	6,376,000	6,422,928
	Internet Software & Services — 0.3%
	Prosus NV,
[c,d]	3.061% due 7/13/2031	2,816,000	2,073,815
[c,d]	3.257% due 1/19/2027	6,400,000	5,573,632
[c,d]	4.193% due 1/19/2032	18,054,000	14,521,735
[c,d]	Tencent Holdings Ltd., 2.39% due 6/3/2030	5,000,000	4,194,900
	Software — 0.6%
[c]	Infor, Inc., 1.75% due 7/15/2025	12,382,000	11,452,112
	Oracle Corp.,
	1.65% due 3/25/2026	15,136,000	13,557,164
	2.30% due 3/25/2028	7,482,000	6,440,505
	Take-Two Interactive Software, Inc., 3.55% due 4/14/2025	4,550,000	4,475,289
	VMware, Inc.,
	1.00% due 8/15/2024	3,304,000	3,094,262
	4.50% due 5/15/2025	15,043,000	15,108,437
			203,390,339
	Technology Hardware & Equipment — 2.0%
	Communications Equipment — 0.4%
	Motorola Solutions, Inc.,
	2.30% due 11/15/2030	1,582,000	1,237,377
	5.60% due 6/1/2032	31,921,000	32,180,199
	Electronic Equipment, Instruments & Components — 0.7%
[d]	Flex Ltd., 4.875% due 5/12/2030	15,741,000	15,001,330
[c]	TD SYNNEX Corp., 1.75% due 8/9/2026	28,691,000	25,312,348
	Trimble, Inc., 4.75% due 12/1/2024	17,000,000	17,069,530
	Vontier Corp.,
	1.80% due 4/1/2026	5,272,000	4,615,003
	2.40% due 4/1/2028	3,766,000	3,105,105
	Technology Hardware, Storage & Peripherals — 0.9%
	Dell International LLC/EMC Corp., 4.90% due 10/1/2026	18,299,000	18,313,090
	HP, Inc.,
	1.45% due 6/17/2026	8,834,000	7,815,881
	3.00% due 6/17/2027	10,493,000	9,698,890
	4.75% due 1/15/2028	3,509,000	3,469,138

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Lenovo Group Ltd.,
[d]	4.75% due 3/29/2023	$ 23,428,000	$ 23,558,728
[d]	5.875% due 4/24/2025	10,600,000	10,915,562
	NetApp, Inc., 2.375% due 6/22/2027	3,453,000	3,132,493
			175,424,674
	Telecommunication Services — 0.6%
	Diversified Telecommunication Services — 0.6%
	AT&T, Inc.,
	1.65% due 2/1/2028	2,905,000	2,510,356
	1.70% due 3/25/2026	9,905,000	9,058,816
	2.55% due 12/1/2033	1,016,000	823,996
	NBN Co. Ltd.,
[c,d]	1.45% due 5/5/2026	29,450,000	26,573,913
[c,d]	1.625% due 1/8/2027	9,800,000	8,723,078
			47,690,159
	Transportation — 0.1%
	Air Freight & Logistics — 0.1%
[c]	TTX Co., 4.15% due 1/15/2024	6,000,000	6,002,820
	Airlines — 0.0%
	American Airlines Pass Through Trust, Series 2013-2, 4.95% due 7/15/2024	1,285,664	1,254,821
	US Airways Pass Through Trust, Series 2010-1A Class PTT, 6.25% due 10/22/2024	2,177,633	2,165,394
	Diversified Consumer Services — 0.0%
	University of Chicago, Series 12-B, 3.065% due 10/1/2024	532,000	524,361
			9,947,396
	Utilities — 8.5%
	Electric Utilities — 7.6%
	AEP Texas, Inc.,
	4.70% due 5/15/2032	6,527,000	6,504,286
	Series I, 2.10% due 7/1/2030	14,455,000	12,029,017
[c]	Alexander Funding Trust, 1.841% due 11/15/2023	38,072,000	36,346,577
	Allegion U.S. Holding Co., Inc., 5.411% due 7/1/2032	14,647,000	14,555,456
	Alliant Energy Finance LLC,
[c]	1.40% due 3/15/2026	5,240,000	4,654,744
[c]	3.75% due 6/15/2023	9,673,000	9,669,421
	Ameren Corp.,
	1.75% due 3/15/2028	9,990,000	8,606,885
	3.50% due 1/15/2031	6,670,000	6,112,255
	American Electric Power Co., Inc.,
	2.031% due 3/15/2024	7,700,000	7,444,129
	2.30% due 3/1/2030	14,211,000	11,956,993
	Series M, 0.75% due 11/1/2023	9,667,000	9,277,710
[c]	American Transmission Systems, Inc., 2.65% due 1/15/2032	4,885,000	4,133,980
	Appalachian Power Co., 3.40% due 6/1/2025	7,000,000	6,909,840
	Avangrid, Inc.,
	3.15% due 12/1/2024	8,870,000	8,670,336
	3.20% due 4/15/2025	9,395,000	9,125,645
	Black Hills Corp.,
	1.037% due 8/23/2024	22,410,000	20,991,895
	2.50% due 6/15/2030	5,490,000	4,589,201
[c]	Caledonia Generating LLC, 1.95% due 2/28/2034	19,854,123	17,662,983
[b]	CenterPoint Energy, Inc., 1.867% (SOFRINDX + 0.65%) due 5/13/2024	2,289,000	2,234,201
	Comision Federal de Electricidad,
[c,d]	3.348% due 2/9/2031	31,040,000	23,809,232
[c,d]	4.688% due 5/15/2029	6,125,000	5,486,898
[d]	5.00% due 9/29/2036	2,291,000	2,012,185
	Consolidated Edison, Inc., Series A, 0.65% due 12/1/2023	29,039,000	27,927,968
	Dominion Energy, Inc., Series B, 3.60% due 3/15/2027	29,576,000	28,771,829
	Edison International, 2.40% due 9/15/2022	4,900,000	4,886,329
	Enel Finance International NV,
[c,d]	1.375% due 7/12/2026	12,250,000	10,773,630
[c,d]	1.875% due 7/12/2028	5,750,000	4,836,785

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[c,d]	4.625% due 6/15/2027	$ 12,802,000	$ 12,585,902
[c,d]	5.00% due 6/15/2032	9,030,000	8,728,308
	Entergy Louisiana LLC, 0.62% due 11/17/2023	3,963,000	3,809,077
	Entergy Mississippi LLC, 3.25% due 12/1/2027	4,727,000	4,443,664
	Entergy Texas, Inc.,
	1.50% due 9/1/2026	8,640,000	7,652,102
	3.45% due 12/1/2027	12,000,000	11,425,200
	Eversource Energy, Series N, 3.80% due 12/1/2023	12,395,000	12,382,729
	Exelon Corp., 4.05% due 4/15/2030	842,000	808,017
	Georgia Power Co., 4.70% due 5/15/2032	35,780,000	35,945,304
[c]	ITC Holdings Corp., 2.95% due 5/14/2030	14,800,000	13,042,944
[c]	Jersey Central Power & Light Co., 4.30% due 1/15/2026	9,414,000	9,295,384
[c]	Liberty Utilities Finance GP 1, 2.05% due 9/15/2030	11,980,000	9,843,487
[c]	Midland Cogeneration Venture LP, 6.00% due 3/15/2025	1,672,581	1,632,907
[b]	Mississippi Power Co., Series A, 1.811% (SOFR + 0.30%) due 6/28/2024	6,780,000	6,590,702
[c]	Monongahela Power Co., 3.55% due 5/15/2027	3,300,000	3,132,459
[c]	Narragansett Electric Co., 3.395% due 4/9/2030	6,905,000	6,479,997
	NextEra Energy Capital Holdings, Inc.,
	0.65% due 3/1/2023	3,333,000	3,275,739
[b]	1.775% (LIBOR 3 Month + 0.27%) due 2/22/2023	33,970,000	33,768,218
	5.00% due 7/15/2032	3,141,000	3,217,860
	Northern States Power Co., 3.30% due 6/15/2024	10,000,000	9,944,800
	OGE Energy Corp., 0.703% due 5/26/2023	6,063,000	5,889,659
	Pacific Gas & Electric Co., 3.25% due 2/16/2024	20,160,000	19,623,542
	Pacific Gas and Electric Co.,
	1.367% due 3/10/2023	11,228,000	11,047,117
[b]	2.371% (SOFRINDX + 1.15%) due 11/14/2022	982,000	981,725
[b]	PPL Electric Utilities Corp., 1.84% (SOFR + 0.33%) due 6/24/2024	5,094,000	4,996,552
	Public Service Co. of Oklahoma, Series J, 2.20% due 8/15/2031	9,905,000	8,272,656
	Public Service Enterprise Group, Inc., 2.65% due 11/15/2022	2,852,000	2,845,783
	Puget Energy, Inc.,
	2.379% due 6/15/2028	8,825,000	7,722,758
	4.10% due 6/15/2030	4,742,000	4,411,767
	San Diego Gas & Electric Co., 3.60% due 9/1/2023	4,212,000	4,223,162
	Southern California Edison Co.,
[b]	2.153% (SOFRINDX + 0.64%) due 4/3/2023	19,476,000	19,416,598
	Series C, 4.20% due 6/1/2025	8,722,000	8,775,466
	Southern Co., Series 21-B, 1.75% due 3/15/2028	5,000,000	4,276,350
	Southern Power Co., 0.90% due 1/15/2026	4,703,000	4,190,608
	Transelec SA,
[c,d]	4.25% due 1/14/2025	6,000,000	5,892,540
[c,d]	4.625% due 7/26/2023	2,880,000	2,893,853
[c]	Vistra Operations Co. LLC, 4.875% due 5/13/2024	25,918,000	25,784,522
	WEC Energy Group, Inc., 2.20% due 12/15/2028	11,412,000	9,990,179
	Gas Utilities — 0.9%
[b]	CenterPoint Energy Resources Corp., 2.111% (LIBOR 3 Month + 0.50%) due 3/2/2023	4,398,000	4,384,146
	NiSource, Inc., 0.95% due 8/15/2025	14,735,000	13,222,305
[b]	ONE Gas, Inc., 2.331% (LIBOR 3 Month + 0.61%) due 3/11/2023	18,914,000	18,826,995
	Southwest Gas Corp., 4.05% due 3/15/2032	13,150,000	11,957,032
[b]	Spire Missouri, Inc., 1.875% (SOFR + 0.50%) due 12/2/2024	31,347,000	31,052,025
			738,662,550
	Total Corporate Bonds (Cost $3,857,548,844)		3,534,124,597
	Long-Term Municipal Bonds — 0.2%
	Colorado Educational & Cultural Facilities Authority, Series B, 2.691% due 3/1/2023	580,000	578,612
	Los Angeles Community College District GO, 1.806% due 8/1/2030	12,115,000	10,351,177
	New Jersey Transportation Trust Fund Authority,
	2.551% due 6/15/2023	1,170,000	1,164,713
	2.631% due 6/15/2024	860,000	841,022
	Redlands Redevelopment Agency Successor Agency (Insured: AMBAC) ETM, Series A, 5.818% due 8/1/2022	285,000	285,789
	State of Connecticut GO, Series A, 3.471% due 9/15/2022	4,695,000	4,708,385
	Total Long-Term Municipal Bonds (Cost $18,260,677)		17,929,698

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Other Government — 0.2%
[c,d]	Bermuda Government International Bond, 2.375% due 8/20/2030	$ 6,800,000	$ 5,690,308
	Carpintero Finance Ltd. (Guaranty: Export Credits Guarantee Department),
[c,d]	2.004% due 9/18/2024	2,922,634	2,865,818
[c,d]	2.581% due 11/11/2024	3,055,569	3,024,795
[c,d]	Khadrawy Ltd. (Guaranty: Export Credits Guarantee Department), 2.471% due 3/31/2025	1,820,480	1,783,233
[d]	Sharjah Sukuk Program Ltd., 4.226% due 3/14/2028	2,000,000	1,948,740
	Total Other Government (Cost $16,749,801)		15,312,894
	U.S. Treasury Securities — 13.2%
	United States Treasury Notes,
	0.375%, 4/30/2025 - 11/30/2025	193,731,000	177,598,772
	1.125%, 2/15/2031	42,520,000	36,533,981
	1.25%, 4/30/2028	45,000,000	40,594,922
	1.375%, 11/15/2031	90,000,000	78,060,938
	1.50%, 10/31/2024	88,520,000	85,511,704
	1.625%, 2/15/2026	52,700,000	50,097,938
	1.75%, 11/15/2029	62,136,000	57,019,489
	1.875%, 2/15/2032	162,472,000	147,189,477
	2.00%, 8/15/2025	30,000,000	29,064,844
	2.25%, 11/15/2025 - 8/15/2027	31,662,000	30,634,911
	2.375%, 5/15/2029	24,155,000	23,139,735
	2.625%, 2/15/2029	17,058,000	16,604,897
	2.875%, 5/15/2032	81,664,000	80,758,040
	United States Treasury Notes Inflationary Index,
	0.125%, 1/15/2030	39,322,150	37,513,454
	0.25%, 1/15/2025 - 7/15/2029	129,665,114	125,950,161
	0.375%, 7/15/2027	74,302,781	74,046,827
	0.875%, 1/15/2029	61,200,014	61,738,502
	Total U.S. Treasury Securities (Cost $1,195,558,279)		1,152,058,592
	U.S. Government Agencies — 0.5%
	ALEX Alpha LLC (Guaranty: Export-Import Bank of the United States), 1.617%, 8/15/2024	978,260	960,598
	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States),
[b,d]	1.394% (LIBOR 3 Month + 0.35%), 4/15/2025	3,108,000	3,116,640
[d]	1.70%, 12/20/2022	520,000	507,312
[d]	6.50%, 1/23/2029	10,007,000	8,046,028
	Private Export Funding Corp. (Guaranty: Export-Import Bank of the United States), Series KK, 3.55%, 1/15/2024	10,000,000	10,031,100
	Reliance Industries Ltd. (Guaranty: Export-Import Bank of the United States),
[d]	2.06%, 1/15/2026	600,000	575,808
[d]	2.512%, 1/15/2026	2,600,000	2,528,162
	Santa Rosa Leasing LLC (Guaranty: Export-Import Bank of the United States), 1.693%, 8/15/2024	1,149,847	1,132,369
	Small Business Administration Participation Certificates,
	Series 2008-20D Class 1, 5.37%, 4/1/2028	387,003	391,615
	Series 2009-20E Class 1, 4.43%, 5/1/2029	207,989	207,100
	Series 2009-20K Class 1, 4.09%, 11/1/2029	1,531,914	1,514,998
	Series 2011-20E Class 1, 3.79%, 5/1/2031	1,937,851	1,903,315
	Series 2011-20F Class 1, 3.67%, 6/1/2031	351,111	344,160
	Series 2011-20G Class 1, 3.74%, 7/1/2031	2,415,199	2,370,173
	Series 2011-20I Class 1, 2.85%, 9/1/2031	3,895,711	3,728,547
	Series 2011-20K Class 1, 2.87%, 11/1/2031	3,015,581	2,886,795
	Series 2012-20D Class 1, 2.67%, 4/1/2032	2,983,949	2,841,233
	Series 2012-20J Class 1, 2.18%, 10/1/2032	2,366,985	2,220,851
	Series 2012-20K Class 1, 2.09%, 11/1/2032	1,625,217	1,518,799
	Total U.S. Government Agencies (Cost $50,106,415)		46,825,603
	Mortgage Backed — 19.1%
[b,c]	Angel Oak Mortgage Trust LLC, Whole Loan Securities Trust CMO, Series 2020-2 Class A3, 5.00% due 1/26/2065	6,054,013	6,033,498
	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2019-1 Class A1, 3.805% due 1/25/2049	6,505,215	6,333,619
[b,c]	Series 2019-1 Class A3, 4.027% due 1/25/2049	3,404,164	3,314,151
[b,c]	Series 2019-2 Class A1, 3.347% due 4/25/2049	2,596,541	2,491,409
[b,c]	Series 2019-3 Class A1, 2.962% due 10/25/2048	5,989,854	5,673,770

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[c]	Series 2020-1 Class A2, 2.927% due 3/25/2055	$ 6,518,000	$ 5,783,957
[c]	Series 2020-1 Class A3, 3.328% due 3/25/2055	4,500,000	3,931,222
[c]	Series 2020-1 Class M1, 4.277% due 3/25/2055	3,189,000	2,917,900
[b,c]	Series 2021-1R Class A1, 1.175% due 10/25/2048	11,460,635	10,585,197
[c]	Series 2022-1 Class M1, 3.65% due 12/25/2056	7,338,000	6,149,280
[b,c]	Bayview Commercial Asset Trust, CMBS, Series 2004-3 Class A2, 2.254% (LIBOR 1 Month + 0.63%) due 1/25/2035	860,502	853,989
[c]	Bravo Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A1C, 3.50% due 3/25/2058	1,413,594	1,403,636
[b,c]	Bunker Hill Loan Depositary Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class A3, 3.253% due 2/25/2055	3,285,000	3,041,267
	Chase Mortgage Finance Corp., Whole Loan Securities Trust CMO,
[b,c]	Series 2016-SH1 Class M3, 3.75% due 4/25/2045	2,363,889	2,119,507
[b,c]	Series 2016-SH2 Class M3, 3.75% due 12/25/2045	2,799,253	2,544,883
	CHNGE Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2022-1 Class A1, 3.007% due 1/25/2067	17,338,342	16,327,307
[b,c]	Series 2022-2 Class M1, 4.609% due 3/25/2067	14,163,000	13,043,194
[b,c]	CIM Trust, Whole Loan Securities Trust CMO, Series 2018-INV1 Class A4, 4.00% due 8/25/2048	963,806	955,717
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b]	Series 2004-HYB2 Class B1, 2.482% due 3/25/2034	57,356	56,434
[b,c]	Series 2014-A Class A, 4.00% due 1/25/2035	615,748	588,855
[b,c]	Series 2014-J1 Class B4, 3.629% due 6/25/2044	1,489,969	1,350,998
[b,c]	Series 2021-J2 Class A7A, 2.50% due 7/25/2051	25,537,419	23,254,016
	COMM Mortgage Trust, CMBS, Series 2015-DC1 Class A4, 3.078% due 2/10/2048	19,800,000	19,267,581
	CSMC Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2013-HYB1 Class B3, 2.958% due 4/25/2043	1,619,302	1,619,302
[b,c]	Series 2021-AFC1 Class-A1, 0.83% due 3/25/2056	10,477,329	8,727,536
[b,c]	Series 2021-NQM3 Class A1, 1.015% due 4/25/2066	13,635,831	11,807,670
[b,c]	Series 2021-NQM8 Class-A1, 1.841% due 10/25/2066	17,633,927	16,089,348
[b,c]	Series 2022-ATH2 Class A1, 4.547% due 5/25/2067	13,337,804	13,162,265
[b,c]	Deephaven Residential Mortgage Trust, Whole Loan Securities Trust CMO, Series 2021-1 Class A1, 0.715% due 5/25/2065	4,473,843	4,149,492
	Ellington Financial Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2019-2 Class A1, 2.739% due 11/25/2059	4,395,140	4,243,115
[b,c]	Series 2021-2 Class A1, 0.931% due 6/25/2066	12,143,673	10,803,212
[b,c]	Series 2022-1 Class A1, 2.206% due 1/25/2067	20,294,080	17,677,300
	Federal Home Loan Mtg Corp.,
	Pool D98887, 3.50% due 1/1/2032	819,656	820,518
	Pool G16710, 3.00% due 11/1/2030	366,918	364,581
	Pool J17504, 3.00% due 12/1/2026	349,024	348,812
	Federal Home Loan Mtg Corp., CMO REMIC,
	Series 3195 Class PD, 6.50% due 7/15/2036	270,231	289,907
	Series 3838 Class GV, 4.00% due 3/15/2024	935,213	935,466
	Series 3919 Class VB, 4.00% due 8/15/2024	95,721	96,034
	Series 3922 Class PQ, 2.00% due 4/15/2041	184,510	179,041
	Series 4050 Class MV, 3.50% due 8/15/2023	490,152	490,409
	Series 4120 Class TC, 1.50% due 10/15/2027	727,134	702,264
	Federal Home Loan Mtg Corp., Multifamily Structured Pass Through Certificates CMBS,
	Series K722 Class A2, 2.406% due 3/25/2023	4,278,797	4,252,320
	Series K725 Class A1, 2.666% due 5/25/2023	1,761,252	1,761,252
	Federal Home Loan Mtg Corp., Multi-Family Structured Pass Through CMBS, Series K071 Class A2, 3.286% due 11/25/2027	4,420,000	4,399,152
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
[b]	Series 2017-1 Class HA, 3.00% due 1/25/2056	4,968,050	4,850,988
[b]	Series 2017-3 Class HA, 3.25% due 7/25/2056	8,733,495	8,583,220
[b]	Series 2017-4 Class HT, 3.25% due 6/25/2057	8,051,960	7,783,051
[b]	Series 2018-1 Class HA, 3.00% due 5/25/2057	5,481,391	5,337,606
[b]	Series 2018-2 Class HA, 3.00% due 11/25/2057	12,609,655	12,318,127
	Series 2018-3 Class HA, 3.00% due 8/25/2057	14,837,860	14,470,386
[b]	Series 2018-3 Class MA, 3.50% due 8/25/2057	9,931,379	9,838,446
	Series 2018-4 Class HA, 3.00% due 3/25/2058	12,377,679	12,063,370
	Series 2019-1 Class MA, 3.50% due 7/25/2058	25,505,165	25,243,528
	Series 2019-2 Class MA, 3.50% due 8/25/2058	26,166,572	25,884,148
	Series 2019-3 Class MA, 3.50% due 10/25/2058	12,717,287	12,588,424
	Series 2019-4 Class MA, 3.00% due 2/25/2059	19,934,973	19,408,829
	Series 2020-1 Class MA, 2.50% due 8/25/2059	3,395,669	3,256,318
	Series 2020-2 Class A1C, 2.00% due 9/25/2030	27,501,091	25,954,479
	Series 2020-2 Class A1D, 1.75% due 9/25/2030	36,974,583	34,554,530
	Series 2020-2 Class MA, 2.00% due 11/25/2059	25,352,739	23,929,235
	Series 2020-3 Class MA, 2.00% due 5/25/2060	14,319,649	13,484,919

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Series 2020-3 Class MT, 2.00% due 5/25/2060	$ 4,149,938	$ 3,720,910
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool RA6808 3.00% due 2/1/2052	13,612,814	12,701,511
	Pool RC1535, 2.00% due 8/1/2035	47,436,656	44,509,351
	Pool RD5045, 2.00% due 11/1/2030	16,643,914	15,989,628
	Pool RD5060, 2.00% due 6/1/2031	10,555,398	10,125,532
	Pool SB0662, 2.50% due 4/1/2037	12,589,541	12,053,874
	Pool ZS7942, 3.00% due 2/1/2033	30,881,279	30,575,502
	Pool ZS8034, 3.00% due 6/1/2033	26,107,930	25,862,611
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO,
	Series 2016-SC01 Class 2A, 3.50% due 7/25/2046	1,062,698	1,038,209
	Series 2017-SC01 Class 1A, 3.00% due 12/25/2046	9,406,261	8,926,333
	Series 2017-SC02 Class 2A, 3.50% due 5/25/2047	642,704	626,413
	Federal National Mtg Assoc., CMO REMIC,
	Series 2007-42 Class PA, 5.50% due 4/25/2037	15,935	16,033
[b]	Series 2009-17 Class AH, 0.589% due 3/25/2039	355,432	302,881
	Series 2009-52 Class AJ, 4.00% due 7/25/2024	525	525
	Series 2012-129 Class LA, 3.50% due 12/25/2042	1,415,459	1,379,405
[b]	Series 2013-81 Class FW, 1.924% (LIBOR 1 Month + 0.30%) due 1/25/2043	3,637,022	3,605,194
	Federal National Mtg Assoc., UMBS Collateral,
	Pool AE0704, 4.00% due 1/1/2026	1,181,517	1,193,733
	Pool AS3111, 3.00% due 8/1/2029	3,367,855	3,341,883
	Pool AS4916, 3.00% due 5/1/2030	300,294	298,097
	Pool AS9749, 4.00% due 6/1/2047	10,568	10,573
	Pool AV5059, 3.00% due 2/1/2029	2,140,247	2,123,742
	Pool BM4324, 3.50% due 7/1/2033	3,166,821	3,175,894
	Pool BP9550, 2.50% due 7/1/2035	4,716,157	4,527,267
	Pool BP9589, 2.50% due 8/1/2035	884,433	849,010
	Pool FM8924, 2.00% due 9/1/2036	35,703,501	33,384,639
	Pool FS0898, 3.00% due 2/1/2052	35,082,707	32,733,068
	Pool MA3465, 4.00% due 9/1/2038	3,743,610	3,776,480
	Pool MA3953, 2.50% due 3/1/2030	3,440,991	3,365,554
	Pool MA4016, 2.50% due 5/1/2040	13,761,769	12,723,996
	Pool MA4148, 2.00% due 10/1/2030	19,718,293	18,942,906
	Pool MA4309, 2.00% due 4/1/2031	11,606,722	11,134,156
	Pool MA4390, 2.00% due 7/1/2031	1,531,396	1,469,045
[b,c]	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-1 Class 2A2, 3.00% due 3/25/2047	2,295,576	2,118,914
[b,c]	FWD Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-INV1 Class A1, 2.81% due 6/25/2049	1,901,193	1,802,168
	GCAT Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2019-NQM3 Class A1, 2.686% due 11/25/2059	5,318,611	5,155,599
[b,c]	Series 2021-CM1 Class A, 1.469% due 4/25/2065	13,674,511	13,199,508
[b,c]	Series 2021-CM2 Class A1, 2.352% due 8/25/2066	26,664,267	25,555,842
[b,c]	Series 2021-NQM4 Class A1, 1.093% due 8/25/2066	14,658,521	12,840,818
	Government National Mtg Assoc., CMO, Series 2016-32 Class LJ, 2.50% due 12/20/2040	1,638,386	1,629,977
[b,c]	GS Mortgage-Backed Securities Corp. Trust, Whole Loan Securities Trust CMO, Series 2020-PJ2 Class B3, 3.566% due 7/25/2050	5,245,957	4,579,515
	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-NQM3 Class A1, 1.595% due 11/25/2056	18,007,482	15,318,850
[b,c]	Series 2021-NQM4 Class A1, 2.091% due 1/25/2057	23,690,620	20,675,268
[b,c]	Series 2022- NQM1 Class A1, 2.493% due 2/25/2067	42,276,891	38,676,853
[b,c]	Series 2022-NQM2 Class A1, 3.638% due 3/25/2067	24,207,828	22,841,184
[b,c]	Series 2022-NQM4 Class A, 4.767% due 6/25/2067	30,070,302	29,839,008
	JPMorgan Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2014-IVR3 Class B4, 2.454% due 9/25/2044	1,940,616	1,820,836
[b,c]	Series 2018-3 Class B2, 3.712% due 9/25/2048	2,514,285	2,310,057
[b,c]	Series 2018-6 Class B2, 3.868% due 12/25/2048	1,032,330	961,391
[b,c]	Series 2019-5 Class B3, 4.461% due 11/25/2049	8,135,509	7,772,426
[b,c]	Series 2019-HYB1 Class B3, 3.61% due 10/25/2049	5,651,275	5,139,233
[b,c]	Series 2019-INV2 Class B3A, 3.759% due 2/25/2050	9,402,862	8,055,803
[b,c]	Series 2021-LTV2 ClassA1, 2.52% due 5/25/2052	39,403,274	32,955,352
[b,c]	Series 2022- LTV1 Class A1, 3.25% due 7/25/2052	14,325,841	12,610,380
[b,c]	Series 2022-2 Class A6A, 2.50% due 8/25/2052	35,910,394	33,105,505
[b,c]	Mello Warehouse Securitization Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class A, 2.424% (LIBOR 1 Month + 0.80%) due 11/25/2053	12,000,000	11,919,427
[b]	Merrill Lynch Mortgage Investors Trust, Whole Loan Securities Trust CMO, Series 2004-A4 Class M1, 2.959% due 8/25/2034	159,750	156,460
[b,c]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	1,643,712	1,626,219

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	MFA Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2020-NQM3 Class A1, 1.014% due 1/26/2065	$ 4,352,325	$ 4,107,134
[b,c]	Series 2021-AEI1 Class A4, 2.50% due 8/25/2051	17,609,386	16,151,290
[b,c]	Series 2021-INV1 Class A1, 0.852% due 1/25/2056	5,985,437	5,530,510
[b,c]	Series 2021-INV2 Class A1, 1.906% due 11/25/2056	26,790,688	24,244,919
[b,c]	Series 2022-INV1 Class A3, 4.25% due 4/25/2066	4,995,000	4,634,357
[b,c]	Series 2022-NQM1 Class A3, 4.20% due 12/25/2066	13,129,000	11,832,544
[b,c]	MFRA Trust, Whole Loan Securities Trust CMO, Series 2022-CHM1, 3.875% due 9/25/2056	22,727,337	21,925,027
	Morgan Stanley Bank of America Merrill Lynch Trust CMBS, Series 2015-C22 Class A4, 3.306% due 4/15/2048	1,100,000	1,071,905
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2017-2A Class A3, 4.00% due 3/25/2057	3,622,298	3,526,538
[b,c]	Series 2017-3A Class A1, 4.00% due 4/25/2057	4,383,636	4,289,382
[b,c]	Series 2017-4A Class A1, 4.00% due 5/25/2057	4,716,522	4,573,424
[b,c]	Series 2017-5A Class A1, 3.124% (LIBOR 1 Month + 1.50%) due 6/25/2057	362,883	361,782
[b,c]	Series 2017-6A Class A1, 4.00% due 8/27/2057	2,160,675	2,114,163
[b,c]	Series 2018-1A Class A1A, 4.00% due 12/25/2057	2,607,420	2,535,655
[b,c]	Series 2018-2A Class A1, 4.50% due 2/25/2058	4,591,112	4,540,335
[b,c]	Series 2018-RPL1 Class A1, 3.50% due 12/25/2057	2,612,486	2,550,575
[b,c]	Series 2022-NQM3 Class A1, 3.90% due 4/25/2062	43,006,836	42,463,528
[b,c]	OBX Trust, Whole Loan Securities Trust CMO, Series 2021-NQM2 Class A1, 1.101% due 5/25/2061	20,669,411	18,447,908
[b,c]	Onslow Bay Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2021-NQM4 Class A1, 1.957% due 10/25/2061	51,753,768	45,095,044
	PRKCM Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-AFC1 Class A1, 1.51% due 8/25/2056	33,495,342	29,445,688
[b,c]	Series 2021-AFC2 Class A1, 2.071% due 11/25/2056	18,799,834	16,035,352
[b,c]	PRPM Trust, Whole Loan Securities Trust CMO, Series 2022-INV1 Class A1, 4.40% due 4/25/2067	35,000,000	33,981,255
	RAMP Trust, Whole Loan Securities Trust CMO, Series 2003-SL1 Class A31, 7.125% due 4/25/2031	396,007	396,007
[b,c]	Rate Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022-J1 Class A9, 2.50% due 1/25/2052	53,862,759	48,787,172
[b,c]	RCKT Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class B3, 3.478% due 2/25/2050	3,174,453	2,831,902
	Seasoned Loans Structured Transaction Trust, Whole Loan Securities Trust CMO,
	Series 2019-2 Class A1C, 2.75% due 9/25/2029	17,753,132	17,060,467
	Series 2019-3 Class A1C, 2.75% due 11/25/2029	3,080,100	2,959,112
	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO,
[b]	Series 2013-6 Class B4, 3.511% due 5/25/2043	716,584	583,798
[b]	Series 2013-7 Class B4, 3.505% due 6/25/2043	584,999	511,443
	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2019-3 Class A1, 2.703% due 9/25/2059	787,037	776,018
[b,c]	Series 2019-3 Class A3, 3.082% due 9/25/2059	1,367,679	1,351,931
[b,c]	Series 2020-2 Class A1, 1.381% due 5/25/2065	12,538,954	11,617,211
[b,c]	Series 2020-2 Class A2, 1.587% due 5/25/2065	2,436,312	2,269,366
[b,c]	Series 2020-2 Class A3, 1.895% due 5/25/2065	831,783	781,033
[b,c]	Series 2021-2 Class A1, 1.737% due 12/25/2061	17,031,945	14,756,799
[b,c]	Shellpoint Asset Funding Trust, Whole Loan Securities Trust CMO, Series 2013-1 Class A1, 3.75% due 7/25/2043	959,047	906,286
[b,c]	Spruce Hill Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2020-SH1 Class A1, 2.521% due 1/28/2050	2,914,013	2,888,793
[b,c]	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO, Series 2021-5 Class A1, 1.92% due 9/25/2066	47,483,459	41,825,284
[b]	Structured Asset Securities Corp., Mortgage Pass-Through Certificates, Whole Loan Securities Trust CMO, Series 2003-9A Class 2A2, 2.34% due 3/25/2033	498,846	489,651
	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2016-5 Class A1, 2.50% due 10/25/2056	1,454,318	1,443,177
[b,c]	Series 2017-1 Class A1, 2.75% due 10/25/2056	782,650	776,371
[b,c]	Series 2018-1 Class A1, 3.00% due 1/25/2058	437,214	429,077
[b,c]	Series 2018-2 Class A1, 3.25% due 3/25/2058	18,044,084	17,668,327
[b,c]	Series 2018-3 Class A1, 3.75% due 5/25/2058	3,212,744	3,139,782
[b,c]	Series 2018-6 Class A1A, 3.75% due 3/25/2058	11,907,280	11,832,692
[b,c]	Series 2019-HY2 Class A1, 2.624% (LIBOR 1 Month + 1.00%) due 5/25/2058	14,695,814	14,525,773
[b,c]	TRK Trust, Whole Loan Securities Trust CMO, Series 2022-INV2 Class A1, 4.35% due 6/25/2057	26,575,593	25,972,992
	Verus Securitization Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2020-1 Class M1, 3.021% due 1/25/2060	5,000,000	4,418,215
[b,c]	Series 2020-2 Class M1, 5.36% due 5/25/2060	3,275,000	3,140,209
[b,c]	Series 2020-INV1 Class M1, 5.50% due 3/25/2060	900,000	849,525
[b,c]	Series 2021-R1 Class A1, 0.82% due 10/25/2063	8,916,417	8,147,765
[b,c]	Vista Point Securitization Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class A1, 1.475% due 4/25/2065	6,238,980	5,945,576
[b,c]	WinWater Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2015-3 Class B4, 3.86% due 3/20/2045	1,202,070	1,145,131
	Total Mortgage Backed (Cost $1,793,282,812)		1,667,325,735

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Loan Participations — 0.8%
	Media & Entertainment — 0.6%
	Media — 0.6%
[i]	Charter Communications Operating LLC, 3.42% (LIBOR 1 Month + 1.75%) due 2/1/2027	$ 38,716,470	$ 36,829,042
[i]	Lamar Media Corp., 3.095% (LIBOR 1 Month + 1.50%) due 2/5/2027	4,750,000	4,565,937
[i]	Nielsen Finance LLC, 3.19% (LIBOR 1 Month + 2.00%) due 10/4/2023	14,511,083	14,409,071
			55,804,050
	Software & Services — 0.2%
	Information Technology Services — 0.2%
[i]	Genpact International, Inc., 3.041% (LIBOR 1 Month + 1.38%) due 8/9/2023	12,611,941	12,517,351
			12,517,351
	Total Loan Participations (Cost $69,726,066)		68,321,401
	Short-Term Investments — 3.0%
[j]	Thornburg Capital Management Fund	26,304,510	263,045,105
	Total Short-Term Investments (Cost $263,045,105)		263,045,105
	Total Investments — 99.5% (Cost $9,242,272,586)		$8,673,040,374
	Other Assets Less Liabilities — 0.5%		43,993,631
	Net Assets — 100.0%		$8,717,034,005

Footnote Legend
a	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.
b	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2022.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2022, the aggregate value of these securities in the Fund’s portfolio was $4,459,373,844, representing 51.16% of the Fund’s net assets.
d	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
e	When-issued security.
f	Segregated as collateral for a when-issued security.
g	Bond in default.
h	Non-income producing.
i	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at June 30, 2022.
j	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AMBAC	Insured by American Municipal Bond Assurance Corp.
BSBY3M	Bloomberg Short Term Bank Yield 3 Month
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
ETM	Escrowed to Maturity
GO	General Obligation
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
LIBOR	London Interbank Offered Rates
Mtg	Mortgage
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30-Day Average
SOFRINDX	Secured Overnight Financing Rate Index
SPV	Special Purpose Vehicle
UMBS	Uniform Mortgage Backed Securities

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Limited Term Income Fund	June 30, 2022 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Limited Term Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers eight classes of shares of beneficial interest: Class A, Class C, Class C2, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, “Class R5”, and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
Investments in open-end U.S. mutual funds are valued at net asset value ("NAV") each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method approved by the Audit Committee.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/21	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/22	Dividend Income
Thornburg Capital Management Fund	$874,046,644	$2,806,087,068	$(3,417,088,607)	$-	$-	$263,045,105	$1,717,926